General (Details) - USD ($)								6 Months Ended
	Apr. 22, 2025	Nov. 23, 2023	Nov. 08, 2023	Nov. 01, 2023	Oct. 27, 2023	Jul. 23, 2023	Jul. 10, 2023	Jun. 30, 2025	Jun. 11, 2025	May 02, 2025	Mar. 14, 2025	Jan. 01, 2019	Nov. 27, 2018	Jul. 29, 2005
General [Line Items]
Share transferred (in Shares)		60,000	30,000	200,000	100	100	1
Share transferred amount (in Dollars)		$ 1	$ 1	$ 1	$ 100	$ 0.77	$ 1
Shares owned								96.81%
Invested value (in Dollars)												$ 1,000,000	$ 500,000
Equity Exchange												1.48%	0.74%
Allocated Share Percentage														0.97%
Shares transferred percentage		30.00%	30.00%
Shares hold (in Shares)								100
Shares issued (in Shares)								20,788,886
Option Shares [Member]
General [Line Items]
Shares issued (in Shares)										187,500
Chua Swee Kheng to Concorde International Group Ltd [Member]
General [Line Items]
Owned subsidiary		70.00%	70.00%		100.00%	100.00%	100.00%	100.00%
Sharifah Noriati Binte Said Omar [Member]
General [Line Items]
Share transferred (in Shares)				100,000
Class A Ordinary Shares [Member]
General [Line Items]
Shares issued (in Shares)	1,250,000								181,500		250,000,000
Subsequent Events [Member] | Option Shares [Member]
General [Line Items]
Shares issued (in Shares)	187,500
Proceeds (in Dollars)	$ 693,750
Subsequent Events [Member] | Class A Ordinary Shares [Member]
General [Line Items]
Shares issued (in Shares)	1,250,000
Proceeds (in Dollars)	$ 4,371,613.55